Stockholders’ Deficit - Schedule of Fair Value Inputs for Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per share (in dollars per share)	$ 4.99	$ 2.60
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		5 years 9 months 14 days
Expected volatility, minimum	63.00%	63.00%
Expected volatility, maximum	64.00%	69.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate, minimum	0.40%	0.40%
Risk-free interest rate, maximum	1.00%	1.50%
Minimum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 11 months 26 days
Weighted-average grant-date fair value per share (in dollars per share)	$ 4.54	$ 2.51
Maximum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 7 days
Weighted-average grant-date fair value per share (in dollars per share)	$ 6.59	$ 2.77